UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS

REAL ESTATE SECURITIES‡ — 115.5%

COMMON STOCK — 115.5%
	Shares	Value

DIVERSIFIED — 12.1%
American Realty Capital Properties	2,021,216	$18,726,566
Cousins Properties (A)	1,159,799	12,804,181
Gecina (France)	61,500	8,071,806
Green REIT (Ireland)*	4,168,868	6,312,470
Hibernia REIT (Ireland)	2,750,000	3,464,846
ICADE (France)	96,000	8,391,973
Mirvac Group (Australia)	7,027,216	10,558,440
NSI (Netherlands)	1,064,400	4,761,751
Spirit Realty Capital (A)	1,854,700	23,851,442

		96,943,475

DIVERSIFIED REAL ESTATE ACTIVITIES — 7.7%
CapitaLand (Singapore)	3,177,000	8,172,649
Mitsui Fudosan (Japan)	724,800	18,519,649
Sumitomo Realty & Development (Japan)	581,400	18,739,666
Sun Hung Kai Properties (Hong Kong)	1,017,600	16,618,057

		62,050,021

HEALTH CARE — 7.2%
Healthcare Realty Trust (A)	757,100	22,781,139
Healthcare Trust of America, Cl A (A)	728,900	21,473,394
Medical Properties Trust	872,500	13,410,325

		57,664,858

HOTEL AND RESORT — 12.2%
Chatham Lodging Trust	357,000	11,113,410
Hilton Worldwide Holdings * (A)	613,498	15,932,543
Host Hotels & Resorts	808,188	18,499,423
Starwood Hotels & Resorts Worldwide	235,400	16,941,738
Strategic Hotels & Resorts *	1,166,800	15,658,456
Sunstone Hotel Investors (A)	1,155,072	19,693,978

		97,839,548

INDUSTRIAL — 10.1%
DCT Industrial Trust (A)	744,262	28,103,333
First Industrial Realty Trust (A)	1,042,500	22,653,525
Prologis	530,909	23,965,232
Prologis Property Mexico (Mexico)*	3,379,600	6,572,290

		81,294,380

OFFICE — 23.7%
Brandywine Realty Trust (A)	1,357,956	22,555,649
Douglas Emmett (A)	682,058	19,425,012
Highwoods Properties (A)	508,216	23,886,152

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value

OFFICE — continued
Investa Office Fund (Australia)	5,240,854	$15,748,837
Kilroy Realty (A)	432,029	32,034,951
Paramount Group * (A)	1,105,000	21,381,750
SL Green Realty (A)	254,250	32,035,501
Vornado Realty Trust (A)	199,878	22,074,526

		189,142,378

REAL ESTATE DEVELOPMENT — 3.7%
China Overseas Land & Investment (Hong Kong)	7,572,000	21,927,867
China Resources Land (Hong Kong)	2,888,000	7,405,988

		29,333,855

REAL ESTATE OPERATING COMPANY — 4.9%
Hispania Activos Inmobiliarios SAU (Spain)*	83,133	1,115,066
Hongkong Land Holdings (Hong Kong)	2,065,800	15,307,578
LEG Immobilien (Germany)	201,850	15,494,113
Swire Properties (Hong Kong)	2,315,700	7,452,848

		39,369,605

RESIDENTIAL — 11.7%
American Residential Properties *	420,797	7,368,155
Associated Estates Realty	605,800	15,090,478
Equity Residential (A)	211,063	16,380,599
Post Properties	322,614	19,598,801
Sun Communities (A)	174,486	11,817,937
UDR (A)	703,459	23,397,046

		93,653,016

RETAIL — 18.2%
CBL & Associates Properties	963,200	19,861,184
DDR	981,075	19,229,070
Hammerson (United Kingdom)	1,897,620	19,678,747
Japan Retail Fund Investment (Japan)	3,676	7,988,718
Kite Realty Group Trust	572,400	17,492,544
Macerich (A)	279,320	24,024,313
Pennsylvania Real Estate Investment Trust	664,800	15,908,664
Taubman Centers	238,900	19,577,855
Urban Edge Properties (A)	99,939	2,372,552

		146,133,647

SPECIALIZED — 4.0%
Big Yellow Group (United Kingdom)	1,054,882	9,707,990
EPR Properties (A)	341,800	22,237,508

		31,945,498

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value

TOTAL COMMON STOCK (Cost $824,040,459)		$925,370,281

TOTAL INVESTMENTS — 115.5% (Cost $824,040,459)@		$925,370,281

SECURITIES SOLD SHORT REAL ESTATE SECURITIES‡— (43.5)%
COMMON STOCK — (25.2)%
	Shares	Value

DIVERSIFIED — (1.9)%
WP Carey	(216,292)	$(15,531,929)

HEALTH CARE — (6.1)%
HCP	(498,200)	(23,559,878)
Omega Healthcare Investors	(195,300)	(8,565,858)
Ventas	(207,400)	(16,552,594)

		(48,678,330)

HOTEL AND RESORT — (0.9)%
Marriott International, Cl A	(99,000)	(7,375,500)

OFFICE — (1.0)%
Hudson Pacific Properties	(242,400)	(7,841,640)

RESIDENTIAL — (5.7)%
American Campus Communities	(464,694)	(20,427,948)
Apartment Investment & Management, Cl A	(204,200)	(8,139,412)
Mid-America Apartment Communities	(211,363)	(16,765,313)

		(45,332,673)

RETAIL — (5.1)%
Acadia Realty Trust	(462,872)	(16,751,338)
Realty Income	(443,600)	(24,091,916)

		(40,843,254)

SPECIALIZED — (4.5)%
Extra Space Storage	(372,284)	(24,570,744)
Iron Mountain	(293,600)	(11,697,024)

		(36,267,768)

TOTAL COMMON STOCK (Proceeds $175,432,836)		(201,871,094)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2015
(Unaudited)

EXCHANGE TRADED FUNDS — (18.3)%
	Shares	Value

CurrencyShares Australian Dollar Trust	(96,131)	$(7,495,334)
CurrencyShares Euro Trust *	(169,003)	(18,796,514)
CurrencyShares Japanese Yen Trust *	(475,396)	(39,367,543)
iShares Dow Jones U.S. Real Estate Index	(495,600)	(40,257,588)
Vanguard Real Estate Investment Trust	(470,200)	(40,695,809)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $148,673,949)		(146,612,788)

TOTAL SECURITIES SOLD SHORT — (43.5)% (Proceeds $324,106,785)#		$(348,483,882)

Percentages are based on Net Assets of $801,169,396.

‡	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
*	Non-income producing security.
(A)	All or a portion of this security has been committed as collateral for securities sold short as of January 31, 2015.

Cl — Class

As of January 31, 2015, all of the Fund’s investments and securities sold short were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended January 31, 2015, there were no transfers between levels and there were no Level 3 securities.

@	At January 31, 2015, the tax basis cost of the Fund’s investments was $824,040,459, and the unrealized appreciation and depreciation were $121,366,340 and $(20,036,518), respectively.
#	At January 31, 2015, the tax basis proceeds of the Fund’s securities sold short were $324,106,785, and the unrealized appreciation and depreciation were $6,469,062 and $(30,846,159), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

CCS-QH-001-0700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015